CONDENSED CONSOLIDATED INTERIM STATEMENT OF FINANCIAL POSITION - COP ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
ASSETS
Cash and cash equivalents	$ 31,465,176	$ 39,799,609
Financial assets investments	30,573,634	25,674,195
Derivative financial instruments	3,444,239	6,252,270
Financial assets investments and derivative financial instruments	34,017,873	31,926,465
Loans and advances to customers	251,427,847	237,728,544
Assets held for sale and inventories, net	993,902	906,753
Investment in associates and joint ventures	2,850,311	2,997,603
Investment properties	5,423,018	4,709,911
Premises and equipment, net	6,048,006	6,522,534
Right-of-use assets, lease	1,668,641	1,634,045
Goodwill and intangible assets, net	9,191,298	8,489,697
Deferred tax, net	796,955	685,612
Other assets, net	8,316,045	7,528,036
TOTAL ASSETS	352,199,072	342,928,809
LIABILITIES
Deposits by customers	257,869,276	247,941,180
Interbank deposits and repurchase agreements and other similar secured borrowing	1,105,983	1,076,436
Derivative financial instruments	3,680,218	6,710,364
Borrowings from other financial institutions	12,938,759	15,648,606
Debt instruments in issue	16,107,674	14,663,576
Lease liabilities	1,817,740	1,773,610
Preferred shares	555,152	584,204
Current tax	695,645	164,339
Deferred tax, net	2,128,321	1,785,230
Employee benefit plans	895,682	882,954
Other liabilities	14,199,672	12,648,581
TOTAL LIABILITIES	311,994,122	303,879,080
EQUITY
Share capital	480,914	480,914
Additional paid-in-capital	4,857,454	4,857,454
Appropriated reserves	22,632,835	20,044,769
Retained earnings	2,675,951	2,515,278
Net income attributable to equity holders of the Parent Company	3,103,246	6,116,936
Accumulated other comprehensive income, net of tax	5,469,515	4,074,161
SHAREHOLDERS' EQUITY ATTRIBUTABLE TO THE OWNERS OF THE PARENT COMPANY	39,219,915	38,089,512
Non-controlling interest	985,035	960,217
TOTAL EQUITY	40,204,950	39,049,729
TOTAL LIABILITIES AND EQUITY	352,199,072	342,928,809
Cost
ASSETS
Loans and advances to customers	268,108,682	253,951,647
Premises and equipment, net	8,728,754	9,062,128
Allowance
ASSETS
Loans and advances to customers	$ (16,680,835)	$ (16,223,103)